                     METROPOLITAN LIFE SEPARATE ACCOUNT E

                           PREFERENCE PLUS SELECT(R)
                               VARIABLE ANNUITY

                 ISSUED BY METROPOLITAN LIFE INSURANCE COMPANY

                        SUPPLEMENT DATED JULY 15, 2008
                                      TO
                        PROSPECTUS DATED APRIL 28, 2008

This supplement provides information in addition to that contained in the Prospectus dated April 28, 2008 for the Contract. It should be read in its entirety and kept together with your Prospectus for future reference. If you would like another copy of the Prospectus, write to us at 1600 Division Road, West Warwick, RI 02893 or call us at (800) 638-7732 to request a free copy.

Certain terms used in this supplement have special meanings. If a term is not defined in this supplement, it has the meaning given to it in the Prospectus.

1. In the Table of Expenses at the top of page 10, delete the Operating Expenses for the fiscal year ending December 31, 2008 of 0.52%, and the Minimum and Maximum Total Annual Expenses After Waiver and/or Reimbursement of Expenses of 0.52% and replace with the following:

                                                                     MINIMUM
                                                                     -------

    Operating Expenses for the fiscal year ending December 31, 2008.  0.54%

    After Waiver and/or Reimbursement of Expenses...................  0.53%

2. In the Examples beginning on page 16, delete the Minimum numbers for all of the Examples and replace with the following:

Example 1.--Full Surrender on page 16.

                                 1      3      5      10
                               ------ ------ ------ ------

                      Minimum. $1,250 $2,242 $3,290 $6,366

Example 1.--No Surrender on page 17.

                                 1     3      5      10
                                ---- ------ ------ ------

                       Minimum. $550 $1,702 $2,930 $6,366

Example 2.--Full Surrender on page 17.

                                 1      3      5      10
                               ------ ------ ------ ------

                      Minimum. $1,495 $2,552 $3,678 $6,731

Example 2.--No Surrender on page 17.

                                 1     3      5      10
                                ---- ------ ------ ------

                       Minimum. $595 $1,832 $3,138 $6,731

Example 3.--Full Surrender on page 18.

                                 1     3      5      10
                                ---- ------ ------ ------

                       Minimum. $595 $1,832 $3,138 $6,731

Example 4.--Full Surrender on page 19.

                                 1      3      5      10
                               ------ ------ ------ ------

                      Minimum. $1,275 $2,225 $3,046 $6,572

Example 4.--No Surrender on page 19.

                                 1     3      5      10
                                ---- ------ ------ ------

                       Minimum. $575 $1,775 $3,046 $6,572

Example 5.--Full Surrender on page 20.

                                 1     3      5      10
                                ---- ------ ------ ------

                       Minimum. $912 $1,194 $1,481 $2,410

Example 5.--No Surrender on page 20.

                                  1    3     5      10
                                 ---- ---- ------ ------

                        Minimum. $212 $654 $1,121 $2,410

Example 6.--Full Surrender on page 20.

                                 1      3      5      10
                              ------- ------ ------ ------

                     Minimum. $11,157 $1,509 $1,887 $2,862

Example 6.--No Surrender on page 20.

                                  1    3     5      10
                                 ---- ---- ------ ------

                        Minimum. $257 $789 $1,347 $2,862

Example 7.--Full Surrender on page 21.

                                  1    3     5      10
                                 ---- ---- ------ ------

                        Minimum. $257 $789 $1,347 $2,862

Example 8.--Full Surrender on page 21.

                                 1     3      5      10
                                ---- ------ ------ ------

                       Minimum. $937 $1,179 $1,247 $2,664

Example 8.--No Surrender on page 21.

                                  1    3     5      10
                                 ---- ---- ------ ------

                        Minimum. $237 $729 $1,247 $2,664

3. Delete the phrase "immediately before your 90th birthday" in paragraph "a" of the definition of Income Base on page 70 and substitute "prior to your 91st birthday".

       THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

             1600 Division Road West     Telephone (800) 638-7732
             Warwick, RI 02393